IMPAIRMENT - Impairment of Goodwill - General Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment
Goodwill impairment	$ 202,767	$ 451,121	$ 0
Goodwill	0	194,015	$ 654,799
Canadian Reporting Unit
Impairment
Goodwill impairment		$ 451,100
United States Reporting Unit
Impairment
Goodwill impairment	$ 202,800